Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants [Text Block]

Note 10 – Warrants

2010 Warrants

On July 28, 2010, the Company entered into an agreement with an investor relations firm and as part of the compensation paid to this firm, pursuant to that agreement, granted each of the principals of the firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares). The warrants are exercisable at $0.49 per share for a four year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2010 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 96.4%, risk free interest rate of 1.07% and term of 4 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.53 on the date of issuance, these warrants had a grant date fair-value of $0.36 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

As of December 31, 2010 the Company recognized the entire expense (through operating expense as general and administrative expense) of $81,771 associated with these warrants; i.e. no expense was recognized in any future reporting period for these warrants.

2011 Warrants

On May 9, 2011, Enservco entered into an agreement with a financial advisor and as part of the compensation paid pursuant to that agreement granted the advisor a warrant to purchase 100,000 shares of the Company’s common stock. The warrants are exercisable at $0.77 per share for a five year term. The warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2011 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 102.8%, risk free interest rate of 1.84% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.63 on the date of issuance, these warrants had a fair-value of $0.46 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

As of December 31, 2011 the Company recognized the entire expense (through operating expense as general and administrative expense) of $46,353 associated with these warrants; i.e. no expense was recognized in any future reporting period for these warrants.

2012 Warrants

On October 31, 2012, Enservco granted each of the principals of its existing investor relations firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares) for the firm’s assistance in creating awareness for the Company’s Private Equity Placement, in November 2012, as required by the Revolving Credit, Term Loan, and Security Agreement entered into with PNC Bank, National Association (“PNC”). The warrants are exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

In November 2012, Enservco entered into stock subscription agreements with each equity investor who participated in the Private Equity Placement. The Company raised approximately $2.0 million in equity, pursuant to the Facility Agreement entered into with PNC (the agreement required a minimum $1.25 million equity raise as a perquisite to the agreement’s execution). In conjunction with these stock subscription agreements, the Company granted a one-half share warrant for every full share of common stock acquired by the equity investors. As such, the Company granted warrants to purchase 2,849,714 shares of the Company’s common stock, exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis and have a price-reset provision if, in certain circumstances, Enservco issues shares of its common stock (or common stock equivalents) at less and $0.35 per share on or before October 31, 2014. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants and an obligation to file a registration statement for the shares underlying those warrants before a specific date, and to obtain effectiveness thereof by September 25, 2013 (the “Registration Right”). The registration statement has been filed within the time limits required, although it has not yet been declared effective. If the Company fails to obtain timely effectiveness, it may be subject to a penalty in cash or shares (valued at the current ten-day VWAP ending two days before payment is made) equal to 1.0% per month (prorated for any partial months), for the period(s) of time that the Company fails to obtain effectiveness or remain effective, of the original purchase price of the Registrable Securities included or intended to be included within the Registration Statement, provided that the aggregate amount of Liquidated Damages shall not exceed 8% of the original purchase price of such Registrable Securities.

Also in November 2012, Enservco granted warrants to purchase 449,456 shares of the Company’s common stock to numerous unaffiliated consultants, for services rendered for the finding and execution of multiple stock subscriptions agreements with several equity investors. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, no price-reset provisions, etc).

On November 2, 2012, pursuant to conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman (the Company’s Chairman and CEO) was required to convert his $1,477,760 outstanding subordinated debt into 4,222,000 shares of the Company’s common stock. Similar to the provisions within the stock subscription agreements executed on the same date thereof, Mr. Herman was granted warrants to purchase 2,111,000 shares of the Company’s common stock. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, price-reset provisions, etc).

In each case where the warrants are entitled to a cashless exercise, the Company has interpreted the term “fair market value” of the underlying shares to equal the ten day VWAP for the Company’s common stock, ending on the day before notice of exercise is received by the Company.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model, and is shown as additional issuance costs of the private placement. The grants issued in 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 123.9%, risk free interest rate of 0.73% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.35 on the date of issuance, these warrants had a fair-value of $0.28 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

In addition to the warrants discussed above, subsequent to the close of the PNC Credit Agreement and the Private Equity Placement, on November 29, 2012, Enservco entered into an investor relations services agreement with an unaffiliated consultant. Pursuant to this services agreement, the Company issued the consultant 125,000 shares of common stock, at $0.40 per share, in lieu of cash fees. The Company also granted the consultant a warrant to purchase 200,000 shares of the Company’s common stock. Due to the terms of the warrants and the underlying service agreement with the service provider, these warrants vest based on performance criteria within the agreement through May 31, 2013, and are exercisable on May 31, 2013 at $0.40 per share, with a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The warrants issued on November 29, 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 125.7%, risk free interest rate of 0.63%, and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.36 on the date of issuance, these warrants had a fair-value of $0.30 per share. Per analysis performed by the Company, the warrants issued on November 29, 2012 are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013. As of March 31, 2013 the Company recognized an expense (through operating expense as general and administrative expense) of $30,023 associated with these warrants.

Note 14 – Warrants

2010 Warrants

On July 28, 2010, the Company entered into an agreement with an investor relations firm and as part of the compensation paid to this firm, pursuant to that agreement, granted each of the principals of the firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares). The warrants are exercisable at $0.49 per share for a four year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2010 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 96.4%, risk free interest rate of 1.07% and term of 4 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.53 on the date of issuance, these warrants had a grant date fair-value of $0.36 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2011.

As of December 31, 2010 the Company recognized the entire expense (through operating expense as general and administrative expense) of $81,771 associated with these warrants; i.e. no expense was recognized during the years ended December 31, 2012 and 2011 for these warrants.

2011 Warrants

On May 9, 2011, Enservco entered into an agreement with a financial advisor and as part of the compensation paid pursuant to that agreement granted the advisor a warrant to purchase 100,000 shares of the Company’s common stock. The warrants are exercisable at $0.77 per share for a five year term. The warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2011 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 102.8%, risk free interest rate of 1.84% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.63 on the date of issuance, these warrants had a fair-value of $0.46 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2011.

As of December 31, 2011 the Company recognized the entire expense (through operating expense as general and administrative expense) of $46,353 associated with these warrants; i.e. no expense was recognized during the year ended December 31, 2012 for these warrants.

2012 Warrants

On October 31, 2012, Enservco granted each of the principals of its existing investor relations firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares) for the firm’s assistance in creating awareness for the Company’s private equity placement, in November 2012, as discussed herein. The warrants are exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

In November 2012, Enservco entered into stock subscription agreements with each equity investor, who participated in the Private Equity Placement (see Note 8). The Company raised approximately $2.0 million in equity, as required by the Revolving Credit, Term Loan, and Security Agreement entered into with PNC Business Credit (the agreement required a minimum $1.25 million equity raise as a perquisite to the agreement’s execution). In conjunction with these stock subscription agreements, the Company granted a one-half share warrant for every full share of common stock acquired by the equity investors. As such, the Company granted warrants to purchase 2,849,714 shares of the Company’s common stock, exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

Also in November 2012, Enservco granted warrants to purchase 449,456 shares of the Company’s common stock to numerous unaffiliated consultants, for services rendered for the finding and execution of multiple stock subscriptions agreements with several equity investors. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, etc).

On November 2, 2012, pursuant to conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman (the Company’s Chairman and CEO) was required to convert his $1,477,760 outstanding subordinated debt into 4,222,000 shares of the Company’s common stock. Similar to the provisions within the stock subscription agreements executed on the same date thereof, Mr. Herman was granted warrants to purchase 2,111,000 shares of the Company’s common stock. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, etc).

As noted in Note 8 above, in conjunction with the stock subscription agreements executed by the equity investors, which provide for the issuance of the warrants described above, the Company and each equity investor also entered into a registration rights agreement. The Company notes that though each of the warrants described above contain piggy-back provisions that allows the warrant holder to include its shares in any registration of shares of common stock by the Company, the warrants issued do not contain any penalties for failure to register the shares available under the warrant agreements.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model, and is shown as additional issuance costs of the private placement. The grants issued in 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 123.9%, risk free interest rate of 0.73% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.35 on the date of issuance, these warrants had a fair-value of $0.28 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012.

In addition to the warrants discussed above, subsequent to the close of the PNC Credit Agreement and the Private Equity Placement, on November 29, 2012, Enservco entered into an investor relations services agreement with an unaffiliated consultant. Pursuant to this services agreement, the Company issued the consultant 125,000 shares of common stock, at $0.40 per share, in lieu of cash fees. The Company also granted the consultant a warrant to purchase 200,000 shares of the Company’s common stock, which are subject to specific market condition and other vesting requirements. Due to the terms of the warrants and the underlying service agreement with the service provider, these warrants were not vested or exercisable during the period ending December 31, 2012. The warrants are exercisable on May 31, 2013, at $0.40 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants. Per analysis performed by the Company, these warrants will be classified as equity as the related expense is recognized.